Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 5,629,003	$ 1,307,231	$ 2,943,409	$ 2,740,645
Restricted cash		$ 810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$ 5,629,003		$ 3,753,464